Income taxes - Summary of Tax Loss Carry-forwards Incurred In Current And Prior Years (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	€ 643.0	€ 449.8	€ 325.0
SWITZERLAND
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	609,132,795.0
NETHERLANDS
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	33,892,029.0
Tax Year 2027 [member] | SWITZERLAND
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	103,161,581.0
Tax Year 2027 [member] | NETHERLANDS
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	0.0
Tax Year 2028 [member] | SWITZERLAND
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	74,599,050.0
Tax Year 2028 [member] | NETHERLANDS
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	0.0
Tax Year 2029 [Member] | SWITZERLAND
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	108,339,820.0
Tax Year 2029 [Member] | NETHERLANDS
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	0.0
Tax Year 2030 [Member] | SWITZERLAND
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	323,032,344.0
Tax Year 2030 [Member] | NETHERLANDS
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	0.0
Unlimited [Member] | SWITZERLAND
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	0.0
Unlimited [Member] | NETHERLANDS
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	33,892,029.0
Tax losses [member]
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	643,024,824.0
Tax losses [member] | Tax Year 2027 [member]
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	103,161,581.0
Tax losses [member] | Tax Year 2028 [member]
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	74,599,050.0
Tax losses [member] | Tax Year 2029 [Member]
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	108,339,820.0
Tax losses [member] | Tax Year 2030 [Member]
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	323,032,344.0
Tax losses [member] | Unlimited [Member]
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	€ 33,892,029.0